Related Parties	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Related Parties

23.	Related Parties

Related persons as defined by IAS 24 (“Related Party Disclosures”) are persons who, by virtue of their positions, are responsible for the operations of the Company. The Company considers the executive management team, consisting of the Chief Executive Officer and the Chief Financial Officer as key management. They have the authority and responsibility for planning, directing, and controlling operating activities. See Note 15 for loans and liabilities to related parties.

23.1

Key management personnel compensation

The charges as accounted for in the accompanying statements of operations and comprehensive loss resulting from the remuneration of current and former members of the Board of Management and members of Supervisory Board of the Company in 2023 and 2022 were as follows:

	2023	2022

Cash based compensation	€167,060	€141,560
Share based compensation	603,778	35,000
Total	€770,838	€176,560